Provisions for tax and labor risks (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provisions
Balance at beginning of period	$ 1,987	$ 2,366
Provisions	49	4
Reversal	(66)	(87)
Reversal of obligations assumed in a business combination	(460)	(476)
Translation to presentation currency	(434)	180
Balance at end of period	1,076	1,987
Tax
Provisions
Balance at beginning of period	0	39
Provisions	0	0
Reversal	0	(40)
Reversal of obligations assumed in a business combination	0	0
Translation to presentation currency	0	1
Balance at end of period	0	0
Labor
Provisions
Balance at beginning of period	1,987	2,327
Provisions	49	4
Reversal	(66)	(47)
Reversal of obligations assumed in a business combination	(460)	(476)
Translation to presentation currency	(434)	179
Balance at end of period	$ 1,076	$ 1,987